PREPAID EXPENSE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jan. 09, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Prepaid expenses		$ 464,336		$ 100,000
Advanced to affiliate			$ 364,336
Other Prepaid Expense, Current	$ 100,000	$ 464,336			$ 100,000
MT Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of payment	the Company agreed to pay an advance of $100,000 against sales, to MT and its affiliated companies, which was paid in full in installments, with the last installment of $40,000 paid on March 4, 2020.	$100,000 of the prepaid expense in both periods relates to a Jan 9th, 2020 an agreement entered into by the Company with recording and performance artist, Matchbox Twenty “MT Agreement”), to record its 2020 tour and sell limited edition double CD sets, download cards, and digital downloads. As part of the deal, the Company agreed to pay an advance of $100,000 against sales, to MT and its affiliated companies, which was paid in full in installments, with the last installment of $40,000 paid on March 4th.